Commitment (Tables)	12 Months Ended
Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Schedule of Future Minimum Lease Payments Under Operating Lease	At December 31, 2017, future minimum lease payments under operating lease agreements are as follows:
2018	203,000
2019	203,000
2020	203,000
2021	102,000
$711,000